Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Short-Term Borrowings
SHORT-TERM BORROWINGS

Short-term borrowings outstanding as of December 31, were comprised of the following:

(Millions of dollars)	2011		2010		2009
	Balance	Avg. Rate	Balance	Avg. Rate	Balance		Avg. Rate
Commercial paper, net	$2,818	1.0%	$2,710	1.5%	$2,233		1.3%
Bank Borrowings	527	7.3%	479	4.9%	793	(1)	5.7%
Variable denomination floating rate demand notes	550	0.9%	663	1.1%	695		2.0%
Total	$3,895		$3,852		$3,721

(1)Includes an $11 million short-term note, net.